Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Components of Income before (Provision) Benefit for Income Taxes

The components of income before (provision) benefit for income taxes are as follows:

	(dollars in millions)
Years Ended December 31,	2014	2013	2012
Domestic	$12,992	$28,833	$9,316
Foreign	2,278	444	581

Total	$15,270	$29,277	$9,897

Components of Provision (Benefit) for Income Taxes

The components of the provision (benefit) for income taxes are as follows:

	(dollars in millions)
Years Ended December 31,	2014	2013	2012
Current
Federal	$2,657	$(197)	$223
Foreign	81	(59)	(45)
State and Local	668	201	114

Total	3,406	(55)	292

Deferred
Federal	(51)	5,060	(559)
Foreign	(9)	8	10
State and Local	(32)	717	(403)

Total	(92)	5,785	(952)

Total income tax provision (benefit)	$3,314	$5,730	$(660)

Schedule for Principal Reasons for Difference in Effective and Statutory Tax Rates

The following table shows the principal reasons for the difference between the effective income tax rate and the statutory federal income tax rate:

Years Ended December 31,	2014	2013	2012
Statutory federal income tax rate	35.0%	35.0%	35.0%
State and local income tax rate, net of federal tax benefits	2.7	2.1	(1.9)
Affordable housing credit	(1.0)	(0.6)	(1.9)
Employee benefits including ESOP dividend	(0.7)	(0.4)	(1.1)
Disposition of Omnitel Interest	(5.9)	–	–
Noncontrolling interests	(5.0)	(14.3)	(33.7)
Other, net	(3.4)	(2.2)	(3.1)

Effective income tax rate	21.7%	19.6%	(6.7)%

Schedule of Cash Taxes Paid

The amounts of cash taxes paid are as follows:

	(dollars in millions)
Years Ended December 31,	2014	2013	2012
Income taxes, net of amounts refunded	$4,093	$422	$351
Employment taxes	1,290	1,282	1,308
Property and other taxes	1,797	2,082	1,727

Total	$7,180	$3,786	$3,386

Schedule of Deferred Taxes

Significant components of deferred tax assets and liabilities are as follows:

	(dollars in millions)
At December 31,	2014	2013
Employee benefits	$13,350	$10,413
Tax loss and credit carry forwards	2,255	2,912
Other – assets	2,247	1,783

	17,852	15,108
Valuation allowances	(1,841)	(1,685)

Deferred tax assets	16,011	13,423

Spectrum and other intangible amortization	28,283	18,280
Depreciation	23,423	18,913
Other – liabilities	5,754	4,315

Deferred tax liabilities	57,460	41,508

Net deferred tax liability	$41,449	$28,085

Reconciliation of Beginning and Ending Balance of Unrecognized Tax Benefits

A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

	(dollars in millions)
	2014	2013	2012
Balance at January 1,	$2,130	$2,943	$3,078
Additions based on tax positions related to the current year	80	116	131
Additions for tax positions of prior years	627	250	92
Reductions for tax positions of prior years	(278)	(801)	(415)
Settlements	(239)	(210)	100
Lapses of statutes of limitations	(497)	(168)	(43)

Balance at December 31,	$1,823	$2,130	$2,943

Schedule of After Tax Benefits Related to Interest and Penalties in Provision for Income Taxes	We recognized the following net after-tax benefits related to interest and penalties in the provision for income taxes:

Years Ended December 31,	(dollars in millions)
2014	$92
2013	33
2012	82

Schedule of After Tax Accrual for Payment of Interest and Penalties in Consolidated Balance Sheet	The after-tax accruals for the payment of interest and penalties in the consolidated balance sheets are as follows:

At December 31,	(dollars in millions)
2014	$169
2013	274